UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 18, 2014 to July 17, 2014

Commission File Number of Issuing entity:	333-180779-02

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-2085543
46-2096643
46-2107218
46-6596620
46-6599586
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]
A-2	[ ]	[ ]	[_X_]
A-AB	[ ]	[ ]	[_X_]
A-3	[ ]	[ ]	[_X_]
A-4	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PST	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On July 17, 2014 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or Bank of America, National Association and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 18, 2014 to July 17, 2014. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 15, 2014. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on May 8, 2014. The CIK Number of Bank of America, National Association is 0001102113.

Item 2. Legal Proceedings.
On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
Chrysler East Building mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7.

Based on the borrower's operating statement for the period March 31, 2014 Loan 30289966 (ProSupp ID 1, Chrysler East Building) has a Net Operating Income of $ 24,952,468.72.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, relating to the July 17, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: July 28, 2014	By: /s/ Stephen W. Holmes
Name: Stephen W. Holmes
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, relating to the July 17, 2014 distribution.